PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Less: accumulated depreciation	$ (314,525)	$ (511,645)
Property and equipment, net	1,378,457	909,236
Depreciation expense	210,208	236,059	$ 202,024
Recognized impairment loss	434,878	0	$ 0
Property
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	858,858	838,798
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	283,607	373,966
Office equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	173,355	139,848
Electronic equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	377,162	$ 68,269
Recognized impairment loss	$ 434,878